CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 129,365	$ 121,467
Restricted cash	215	1,641
Accounts receivable, net of allowance of $2,570 and $2,503 at December 31, 2020 and 2019, respectively	7,646	1,774
Prepaid rent	3,009	9,907
Prepaid expenses	6,204	3,112
Other current assets	10,270	8,375
Total current assets	156,709	146,276
Property and equipment, net	22,987	24,204
Other non-current assets	17,149	7,041
Total assets	196,845	177,521
Current liabilities
Accounts payable	10,072	10,915
Accrued liabilities	14,130	8,248
Sales tax payable	9,574	6,880
Deferred revenue	27,715	10,203
Current portion of long-term debt	17,892	17,038
Convertible notes	178,911	0
Other current liabilities	874	917
Total current liabilities	259,168	54,201
Deferred rent	44,110	28,760
Long-term debt	12,715	25,022
Other non-current liabilities	5,216	2,935
Total liabilities	321,209	110,918
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity	568,483	567,463
Stockholders’ deficit:
Additional paid-in capital	37,271	13,898
Cumulative translation adjustment	7,380	5,666
Accumulated deficit	(737,499)	(520,425)
Total stockholders’ equity (deficit)	(692,847)	(500,860)
Total liabilities, mezzanine equity, and stockholders’ deficit	196,845	177,521
Redeemable Convertible Preferred Stock
Mezzanine equity:
Total mezzanine equity	518,750	517,730
Exchangeable Preferred Stock
Mezzanine equity:
Total mezzanine equity	49,733	49,733
Common Stock
Stockholders’ deficit:
Common and exchangeable stock	1	1
Exchangeable AA Stock
Stockholders’ deficit:
Common and exchangeable stock	$ 0	$ 0